Transactions with related parties - Diana Shipping Services S.A., or DSS (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2019	May 24, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees to related parties					$ 74,000
Due to related parties					$ 59,000
OceanPal Inc. Predecessor
Related Party Transaction [Line Items]
Management fees to related parties						$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Due to related parties						$ (115,280)		(122,741)	$ 220,261
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessor
Related Party Transaction [Line Items]
Insurance service			$ 500
Management fees to related parties	$ 174,300	$ 300		$ 9,337				756,000
Voyage Expenses	$ 63,721	$ 94,672						186,223
Due to related parties								$ 115,280